Consolidated Balance Sheet (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Convertible note, note discount current	$ 0	$ 170,438	$ 80,647
Preferred D stock, shares par value	$ 100	$ 100	$ 100
Preferred D stock, shares authorized	20,000	20,000	20,000
Preferred D stock, shares issued	7,500	7,500	7,500
Preferred D stock, shares outstanding	0	4,500	6,500
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	921,650,238	821,169,656	753,907,656
Common stock, shares outstanding	921,650,238	821,169,656	753,907,656
Note discount current, related party		$ 0	$ 29,227